UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 12/30/2011

Item 1. Reports to Stockholders.
December 31, 2011
Management Commentary and Annual Report
Limited Term New York
Municipal Fund
M A N A G E M E N T C O M M E N TA R Y
An Interview with Your Fund’s Portfolio Managers
A N N U A L R E P O RT
Listing of Top Holdings Fund Performance Discussion Financial Statements
“If you’re looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality.”
Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco-Master Settlement Agreement	16.4%
Hospital/Healthcare	12.9
General Obligation	8.7
Government Appropriation	8.5
Marine/Aviation Facilities	8.4
Highways/Commuter Facilities	8.2
Electric Utilities	6.0
Sales Tax Revenue	4.1
Higher Education	3.9
Education	3.7
Portfolio holdings are subject to change. Percentages are as of December 30, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total
AAA	2.6%
AA	25.0
A	20.7
BBB	42.2
BB or lower	1.2
Unrated	8.3

Total	100%
The percentages above are based on the market value of the Fund’s securities as of December 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
9 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by Oppenheimer Funds, Inc., of the Fund’s performance during its fiscal year ended December 30, 2011, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.1
Management Discussion of Fund Performance. In a 12-month period characterized by challenging conditions and low new issuance at the outset and a very strong rally at the end, the Class A shares of Limited Term New York Municipal Fund produced an annual total return of 7.76% at net asset value (3.99% with sales charge).
     Limited Term New York Municipal Fund distributed 14.35 cents per Class A share during this reporting period, including a small amount of taxable income; the Fund’s distributions may have increased an investor’s exposure to AMT, for investors subject to that tax.
     The charts on pages 13 to 16 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income, and we believe that this Fund’s investments offer structural advantages over the long term.
     Securities of the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 26.9% of the Fund’s net assets at the end of this reporting period. Most of the Fund’s investments in the securities issued by Puerto Rico issuers are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.
     During this reporting period, the market continued to react favorably to the fiscal improvements that have been championed by first-term governor Luis Fortuño. His administration has proposed another deficit budget for the next fiscal year, beginning July 1, 2012, but has lowered the size of the deficit relative to spending considerably in recent years.
     Puerto Rico’s ability to access the credit markets was evident in June, when it issued its first new-money general obligation bonds in nearly 3 years. Late in the year, the Commonwealth was able to borrow more than $1 billion. The muni market has also reacted well to the new leadership at the Commonwealth’s financing arm, the Government Development Bank (GDB). Juan Carlos Batlle became the GDB’s president in March and José Otero-Freiria became the GDB’s debt-financing chief. The Commonwealth, its agencies and the GDB retained their investment-grade ratings from Standard & Poor’s, Fitch Ratings and Moody’s Investor Service this reporting period.
     During this reporting period, the Fund remained invested in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco

1.	December 30, 2011, was the last business (trading) day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements.
10 | LIMITED TERM NEW YORK MUNICIPAL FUND

bonds accounted for 16.4% of the Fund’s total assets and comprised the Fund’s largest industry sector.2
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Our long-term view of the sector remains bullish and, given attractive valuations, we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. We are confident that this sector will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors. In this reporting period, tobacco bonds contributed positively to the Fund’s performance, as did all other sectors represented in the Fund’s portfolio as of December 30, 2011.
     As of December 30, 2011, the hospital/health care sector represented 12.9% of the Fund’s total assets. Our holdings in this sector consist of securities across the credit spectrum. The sector remained in the news this reporting period as politicians, lobbyists, activists and others argued about the viability of the Affordable Care Act of 2010; the debates have not changed our perspective that our disciplined, security-specific approach to credit research can uncover many potentially advantageous opportunities for the Fund in this and other sectors. The hospital/health care sector was a positive contributor to performance this reporting period.
     General obligation debt, which is backed by the full faith and taxing authority of the state and local governments, constituted 8.7% of the Fund’s total assets as of December 30, 2011. While many municipalities faced budget challenges this reporting period, state officials—including those in New York State—worked diligently and effectively to safeguard the debt service payments on their state’s general obligation bonds. This sector also contributed positively to the Fund’s total return this reporting period.
     The Fund also held government appropriation bonds this reporting period, the majority of which were issued in Puerto Rico. In all, the Fund’s holdings in the government appropriations sector totaled 8.5% as of December 30, 2011, and contributed positively to the Fund’s total return.
     Limited Term New York Municipal Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by the valuable collateral of the terminals, maintenance facilities

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
11 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
and other on-site projects whose construction they finance. At the end of the reporting period, 8.4% of the Fund’s total assets were invested in the marine/aviation facilities sector, which contributed positively to the Fund’s total return.
     Other sectors that contributed positively to the Fund’s performance during this reporting period included: highways/commuter facilities, representing 8.2% of the Fund’s total assets as of December 30, 2011; electric utilities, at 6.0%; sales tax revenue, at 4.1%, and higher education at 3.9%.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, inverse floaters provided attractive levels of tax-free income and contributed favorably to the Fund’s total return. This outcome illustrates why we continue to believe that inverse floaters belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 30, 2011. In the case of Class A, Class B and Class C shares, performance is measured over a 10-fiscal-year period. In the case of Class Y shares, performance is measured from the inception of the Class on March 30, 2011. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities comprising the indices.
12 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%;2 for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.

1.	December 30, 2011 was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through December 31, 2011.

2.	Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund will be 2.25%.
13 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%;2 for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.

1.	December 30, 2011 was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through December 31, 2011.

2.	Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund will be 2.25%.
15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%;2 for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.

1.	December 30, 2011 was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through December 31, 2011.

2.	Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund will be 2.25%.
16 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, the Class A returns includes current maximum initial sales charge of 3.50%.1
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 3/30/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

1.	Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund will be 2.25%.
17 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
18 | LIMITED TERM NEW YORK MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	July 1, 2011	December 30, 2011	December 30, 2011
Class A	$1,000.00	$1,046.20	$3.96
Class B	1,000.00	1,038.60	8.47
Class C	1,000.00	1,039.30	7.90
Class Y	1,000.00	1,047.40	2.62

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.21	3.91
Class B	1,000.00	1,016.80	8.38
Class C	1,000.00	1,017.35	7.82
Class Y	1,000.00	1,022.51	2.59
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 30, 2011 are as follows:

Class	Expense Ratios
Class A	0.77%
Class B	1.65
Class C	1.54
Class Y	0.51
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 30, 2011*

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value
Municipal Bonds and Notes—100.6%
New York—72.3%
$2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250%	12/01/2019	12/01/2014	A	$2,171,589
50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900	07/01/2021	08/04/2019	B	44,768
140,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013	01/31/2012	A	141,016
260,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400	12/01/2018	01/31/2012	A	261,638
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	04/12/2017	B	1,338,683
1,370,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015	01/11/2014	B	1,380,631
1,875,000	Albany, NY IDA (Charitable Leadership)	5.500	07/01/2012	07/01/2012		1,115,438
8,810,000	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	04/20/2016	B	5,333,926
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021	04/20/2012	A	2,737,725
25,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030	04/20/2012	A	25,642
955,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018	03/01/2018		937,218
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,232,110
90,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028	02/01/2012	A	90,047
10,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	4.875	01/01/2013	01/15/2012	A	10,027
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2016	04/01/2012	A	493,842
720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2017	04/01/2012	A	725,314
100,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.125	08/01/2020	08/01/2012	A	102,108
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018	03/01/2013	A	835,952
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020	03/01/2013	A	930,367
500,000	Bethlehem, NY Water System[1]	5.500	03/01/2022	03/01/2013	A	512,080
245,000	Brookhaven, NY IDA (Alternatives for Children)[1]	7.000	02/01/2013	08/05/2012	B	247,416
220,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012	11/01/2012		221,861
650,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018	01/19/2016	B	636,513
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017		2,593,840
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		1,571,430
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		1,520,215
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020	01/15/2020	A	1,617,435
1,550,000	Broome County, NY COP	5.250	04/01/2022	01/31/2012	A	1,555,255
20 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value
New York Continued
$1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750%	10/01/2026	04/01/2021	A	$1,559,939
515,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015	02/20/2014	B	507,162
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	09/15/2013	01/31/2012	A	50,095
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016	A	503,450
3,240,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021	01/29/2012	A	3,242,722
260,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012	07/01/2012		260,018
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	01/11/2015	B	1,074,377
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	07/01/2012	A	3,808,501
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034	B	16,715,735
2,355,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044	01/17/2013	A	2,431,302
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	07/15/2012	A	10,199
4,475,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024	07/01/2013	A	4,478,625
10,000	Deerfield, NY GO1	5.250	06/15/2012	06/15/2012		10,148
10,000	Deerfield, NY GO1	5.250	06/15/2013	06/15/2013		10,446
10,000	Deerfield, NY GO1	5.500	06/15/2014	06/15/2014		10,743
10,000	Deerfield, NY GO1	5.500	06/15/2015	06/15/2015		10,974
10,000	Deerfield, NY GO1	5.500	06/15/2016	06/15/2016		11,161
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2016	A	11,104
10,000	Deerfield, NY GO1	5.500	06/15/2018	06/15/2016	A	11,028
15,000	Deerfield, NY GO1	5.500	06/15/2019	06/15/2016	A	16,385
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2016	A	16,264
5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150	07/01/2017	07/01/2012	A	5,341,892
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020	A	2,774,950
2,690,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	09/05/2014	B	2,667,162
180,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	04/01/2012	A	181,274
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028	05/01/2014	A	61,339,485
85,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024	05/01/2014	A	92,172
21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value
New York Continued
$1,550,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750%	05/01/2025	05/01/2014	A	$1,680,789
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026	05/01/2014	A	6,917,040
585,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013	01/07/2013	B	608,511
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020	03/15/2013	A	402,733
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	02/06/2023	B	23,257,548
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	04/20/2028	B	7,198,133
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	01/31/2012	A	250,283
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		745,504
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		583,438
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A	809,678
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	967,771
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,177,234
50,000	Gloversville, NY GO1	5.800	03/15/2015	03/15/2012	A	50,539
380,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	01/31/2012	A	380,779
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	84,607
500,000	Hempstead Village, NY GO1	5.000	07/01/2018	07/01/2014	A	533,280
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	84,067
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A	1,265,995
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	83,038
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	82,242
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	81,575
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	80,918
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	80,187
1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750	06/01/2022	06/01/2012	A	1,739,253
2,070,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017	04/04/2015	B	1,869,355
560,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018	02/01/2016	B	530,790
60,000	Herkimer County, NY GO1	5.000	09/15/2012	03/15/2012	A	61,576
40,000	Herkimer County, NY GO1	5.000	09/15/2012	03/15/2012	A	40,386
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		22,614
2,155,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016	10/13/2014	B	2,065,287
250,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016	10/22/2014	B	239,593
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A	3,267,502
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A	1,273,524
22 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value
New York Continued
$1,100,000	Islip, NY Res Rec, Series E1	5.750%	07/01/2020	07/01/2014	A	$1,185,393
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A	1,407,510
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A	1,060,900
250,000	Jamestown, NY GO1	5.000	08/01/2024	08/01/2014	A	261,888
250,000	Jamestown, NY GO1	5.000	08/01/2025	08/01/2014	A	260,983
10,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	11,162,100
220,000	L.I., NY Power Authority, Series A1	5.000	09/01/2027	01/31/2012	A	220,385
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014	A	1,092,892
4,875,000	L.I., NY Power Authority, Series A1	5.125	09/01/2029	01/31/2012	A	4,888,358
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	288,955
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	560,698
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	05/25/2019	B	2,167,988
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	04/22/2027	B	944,774
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	78,448
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	83,414
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	87,869
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	92,566
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	97,341
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	80,487
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	04/15/2012	A	35,418
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014	A	2,177,440
195,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	12/21/2013	B	196,913
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2016	A	2,112,536
1,930,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500	02/01/2016	02/01/2012	A	1,951,442
60,000	Monroe County, NY Airport Authority (Greater Rochester International)[1]	5.750	01/01/2012	01/01/2012		60,007
5,000	Monroe County, NY GO1	5.000	06/01/2017	01/31/2012	A	5,013
105,000	Monroe County, NY GO	5.350	03/01/2012	01/31/2012	A	105,423
25,000	Monroe County, NY GO1	5.750	06/01/2015	01/31/2012	A	25,087
410,000	Monroe County, NY IDA (Canal Ponds)[1]	7.000	06/15/2013	06/15/2012	A	421,841
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012	08/01/2012		592,076
1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021	01/31/2012	A	1,391,431
705,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	02/01/2012	A	706,847
70,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.200	06/01/2019	06/01/2012	A	71,098
23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value
New York Continued
$205,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000%	07/01/2016	08/04/2014	B	$180,078
915,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014	12/17/2013	B	894,092
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/20/2015	A	9,791,280
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021	A	20,694,800
80,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012	01/01/2012		80,002
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013	10/02/2012	B	415,539
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	07/01/2012	A	7,838,532
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2013	A	287,179
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2013	A	996,372
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2022		278,652
440,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	09/21/2016	B	422,162
280,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	08/28/2013	A	282,842
410,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	11/01/2016	08/31/2013	A	414,162
320,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	08/30/2013	A	323,248
70,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	09/10/2013	A	70,711
290,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	08/30/2013	A	292,944
1,700,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	11/01/2022		1,579,028
1,170,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019	09/19/2016	B	1,122,568
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2022		185,768
525,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000	12/01/2019	09/15/2016	B	506,940
225,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017	11/01/2017		218,318
145,000	Nassau County, NY IDA (Hofstra University)[1]	5.000	07/01/2023	01/20/2012	A	145,386
13,250,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	06/01/2013	A	13,493,270
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	11/01/2022		185,768
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	566,575
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	11/01/2022		471,935
90,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.000	11/01/2017	11/01/2017		87,327
360,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	09/16/2016	B	345,308
80,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	10/25/2016	B	76,735
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	04/13/2024	B	18,755,940
60,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	09/17/2012	A	63,967
65,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	09/20/2012	C	69,323
24 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$65,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000%	11/01/2013	09/20/2012	C	$69,323
100,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	09/17/2012	A	106,611
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	07/01/2012	A	13,073,099
5,655,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	07/01/2012	A	5,725,009
1,005,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	02/01/2012	A	1,007,904
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	02/01/2012	A	2,537,408
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024	01/31/2012	A	151,670
1,000,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	08/22/2015	B	988,920
5,400,000	Niagara County, NY IDA (Niagara University)[1]	5.400	11/01/2031	11/01/2012	A	5,424,570
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2026	01/31/2012	A	7,836,955
9,535,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024	11/15/2012	A	9,636,929
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024	01/31/2012	A	12,589,565
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020	05/15/2012	B	87,035
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022	05/15/2015	B	1,154,355
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034	01/12/2027	B	1,022,434
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040	01/27/2031	B	856,416
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.750	05/15/2029	05/15/2012	A	11,993,561
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021	05/15/2013	B	19,637
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034	07/15/2015	A	1,028,260
75,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2013	01/31/2012	A	75,085
60,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500	04/01/2016	01/31/2012	A	60,050
10,220,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	03/13/2025	B	10,055,151
20,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2012	01/31/2012	A	20,040
360,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019	01/31/2012	A	360,184

25  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$75,000	Niagara, NY Frontier Transportation Authority International Airport[1]	5.000%	04/01/2018	01/31/2012	A	$75,003
1,070,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022	02/01/2012	A	1,071,027
735,000	NY Capital District Youth Center[1]	6.000	02/01/2017	02/01/2012	A	737,690
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014	06/01/2014		64,693
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	05/31/2012	A	4,669,720
4,360,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	12/09/2018	B	4,131,972
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	12/25/2023	B	3,128,141
12,615,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	08/08/2012	B	11,592,554
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	09/29/2020	B	701,429
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013	06/01/2013		1,051,603
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014	06/01/2014		1,910,120
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	02/28/2027	B	618,120
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	06/01/2015		2,109,167
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	06/01/2016		2,306,257
1,115,000	NY Counties Tobacco Trust III[1]	5.000	06/01/2027	06/01/2027		1,099,056
8,480,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	02/18/2013	B	8,132,150
18,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	04/04/2017	B	16,162,665
2,835,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	01/15/2013	B	2,734,925
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	08/18/2018	B	3,989,578
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	06/01/2020	A	38,489,856
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A	531,490
85,000	NY MTA Commuter Facilities (Grand Central Terminal)	5.500	07/01/2012	01/31/2012	A	85,332
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	01/31/2012	A	26,116
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017	01/31/2012	A	5,228
50,000	NY MTA Commuter Facilities, Series B1	5.125	07/01/2024	01/31/2012	A	52,358
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016	01/31/2012	A	5,225
23,545,000	NY MTA Service Contract, Series A1	5.125	01/01/2029	07/01/2012	A	23,958,450
35,480,000	NY MTA Service Contract, Series A1	5.750	07/01/2031	07/01/2012	A	36,189,955
33,290,000	NY MTA Service Contract, Series B1	5.250	01/01/2031	07/01/2012	A	33,864,918
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018	A	362,910
2,000,000	NY MTA, Series A1	5.000	07/01/2025	07/01/2012	A	2,035,480
53,915,000	NY MTA, Series A1	5.000	11/15/2025	11/15/2012	A	55,475,839
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016	A	12,048,247
270,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	278,251
8,605,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	8,834,409
4,180,000	NY MTA, Series A1	5.125	11/15/2021	11/15/2012	A	4,307,448
24,320,000	NY MTA, Series A1	5.125	11/15/2031	11/15/2012	A	24,994,637
34,000,000	NY MTA, Series A1	5.250	01/01/2023	07/01/2012	A	34,663,000

26  |  LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$300,000	NY MTA, Series A1	5.250%	11/15/2024	11/15/2012	A	$310,320
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016	A	14,056,206
10,825,000	NY MTA, Series A1	5.250	11/15/2031	11/15/2012	A	11,138,925
1,150,000	NY MTA, Series A1	5.500	11/15/2019	11/15/2012	A	1,189,813
50,000	NY MTA, Series A	5.625	01/01/2012	01/01/2012		50,007
150,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	155,118
455,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	470,525
13,180,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	13,676,622
5,000,000	NY MTA, Series B1	5.000	11/15/2025	11/15/2015	A	5,474,850
16,500,000	NY MTA, Series B1	5.250	11/15/2025	11/15/2013	A	17,561,940
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019	A	7,307,690
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,389,550
100,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	102,900
50,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	51,441
50,000	NY MTA, Series E1	5.500	11/15/2021	11/15/2012	A	51,642
2,205,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,289,341
8,550,000	NY MTA, Series F1	5.000	11/15/2031	11/15/2012	A	8,781,021
500,000	NY MTA, Series F1	5.000	11/15/2031	11/15/2012	A	513,510
35,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950	08/01/2027	02/01/2012	A	35,047
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	02/01/2012	A	50,539
3,330,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	02/01/2012	A	3,369,294
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014	A	10,960,400
4,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	11/11/2020	B	3,364,800
10,450,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016	06/14/2015	B	9,847,349
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A	529,760
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	06/01/2013	A	2,352,134
5,530,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018	06/01/2012	A	5,627,162
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	06/01/2013	A	21,792,320
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	06/01/2013	A	11,693,440
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	06/01/2013	A	19,554,621
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	01/31/2012	A	40,150
20,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2025	11/15/2012	A	20,730,400
24,890,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	11/15/2012	A	25,606,583
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.250	11/15/2023	11/15/2012	A	10,366,300
2,720,000	NY Triborough Bridge & Tunnel Authority[1]	5.250	11/15/2030	11/15/2013	A	2,872,592
3,000,000	NY Triborough Bridge & Tunnel Authority, Series B1	5.000	11/15/2027	11/15/2012	A	3,086,370

27  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

New York Continued
$163,480,000	NY TSASC, Inc. (TFABs)[1]	4.750%		06/01/2022	01/21/2015	B	$158,956,508
91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	06/05/2022	B	85,172,360
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	06/26/2028	B	11,393,873
165,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	05/20/2012	A	172,011
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250		11/01/2042	05/01/2012	A	10,000,700
25,000,000	NYC GO1	4.900	[2]	12/15/2028	12/15/2013	A	26,402,500
40,000,000	NYC GO1	4.950	[2]	12/15/2033	12/15/2013	A	41,927,200
5,000	NYC GO	5.000		08/01/2015	02/01/2012	A	5,018
425,000	NYC GO1	5.000		08/01/2020	08/01/2014	A	463,981
5,000	NYC GO1	5.000		08/01/2022	02/01/2012	A	5,016
500,000	NYC GO1	5.000		08/01/2022	08/01/2015	A	557,550
40,000	NYC GO1	5.000		09/15/2022	09/15/2013	A	42,432
29,000,000	NYC GO3	5.000		06/01/2023	06/01/2015	A	32,011,070
8,065,000	NYC GO1	5.000		08/01/2023	08/01/2019	A	9,365,562
615,000	NYC GO1	5.000		08/01/2023	08/01/2015	A	681,728
10,000,000	NYC GO3	5.000		08/15/2023	11/14/2019	A	10,926,363
4,945,000	NYC GO1	5.000		09/01/2023	09/01/2015	A	5,492,807
11,340,000	NYC GO3	5.000		12/01/2023	10/04/2020	A	12,505,412
21,015,000	NYC GO1	5.000		08/01/2024	08/01/2016	A	23,952,267
2,000,000	NYC GO1	5.000		08/01/2024	02/01/2016	A	2,249,740
3,650,000	NYC GO1	5.000		12/01/2024	12/01/2014	A	4,025,111
10,000,000	NYC GO1	5.000		11/01/2025	11/01/2014	A	10,998,900
19,505,000	NYC GO1	5.000		08/01/2028	08/01/2019	A	21,651,525
1,000,000	NYC GO1	5.000		10/15/2029	10/15/2013	A	1,045,220
10,000,000	NYC GO3	5.000		04/01/2030	08/19/2026	A	10,801,158
1,000,000	NYC GO1	5.000		08/01/2030	08/01/2015	A	1,086,940
35,000	NYC GO1	5.125		08/01/2013	02/01/2012	A	35,136
5,000	NYC GO	5.125		08/01/2018	02/01/2012	A	5,019
10,000	NYC GO1	5.125		08/01/2022	02/01/2012	A	10,033
6,500,000	NYC GO1	5.125		12/01/2024	12/01/2017	A	7,504,445
5,000	NYC GO1	5.125		03/15/2025	03/15/2012	A	5,052
15,000	NYC GO1	5.125		08/01/2025	02/01/2012	A	15,049
5,000	NYC GO1	5.125		08/01/2025	02/01/2012	A	5,016
10,000	NYC GO1	5.125		08/01/2025	02/01/2012	A	10,033
5,000	NYC GO1	5.250		08/01/2012	02/01/2012	A	5,021
5,000	NYC GO	5.250		08/01/2015	02/01/2012	A	5,020
10,000	NYC GO1	5.250		01/15/2023	01/15/2013	A	10,522
15,000	NYC GO1	5.250		01/15/2023	01/15/2013	A	15,599
5,720,000	NYC GO1	5.250		08/15/2024	08/15/2014	A	6,286,337
20,000	NYC GO1	5.250		06/01/2027	06/01/2012	A	20,424

28  |  LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$120,000	NYC GO1	5.250%	06/01/2027	06/01/2012	A	$122,076
40,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	42,089
180,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	185,420
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,682,465
30,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	31,567
150,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	154,767
5,000	NYC GO1	5.300	08/01/2024	02/01/2012	A	5,017
70,000	NYC GO1	5.300	01/15/2026	01/15/2013	A	72,327
5,000	NYC GO1	5.375	08/01/2015	02/01/2012	A	5,020
50,000	NYC GO1	5.375	03/01/2027	03/01/2013	A	52,998
55,000	NYC GO1	5.375	08/01/2027	02/01/2012	A	55,172
70,000	NYC GO1	5.500	08/01/2022	02/01/2012	A	70,258
100,000	NYC GO1	5.500	08/01/2022	02/01/2012	A	100,369
140,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	148,232
670,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	719,660
20,000	NYC GO1	5.500	02/15/2026	01/31/2012	A	20,079
50,000	NYC GO1	5.500	02/15/2026	01/31/2012	A	50,170
835,000	NYC GO1	5.500	06/01/2028	06/01/2012	A	850,422
15,000	NYC GO1	5.500	06/01/2028	06/01/2012	A	15,334
15,000	NYC GO1	5.500	11/15/2037	01/31/2012	A	15,051
30,000	NYC GO1	5.600	12/01/2013	06/01/2012	A	30,631
10,000	NYC GO1	5.750	05/15/2012	01/31/2012	A	10,045
10,000	NYC GO	5.750	05/15/2012	01/31/2012	A	10,045
570,000	NYC GO1	5.750	03/01/2018	03/01/2013	A	606,668
55,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	56,783
255,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	262,520
35,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	36,135
465,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	477,848
20,000	NYC GO1	5.875	08/01/2015	02/01/2012	A	20,089
65,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	66,548
4,090,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	4,173,150
85,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	87,818
5,365,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	5,517,151
5,000	NYC GO	6.000	02/01/2012	01/31/2012	A	5,024
5,000	NYC GO	6.000	08/01/2017	02/01/2012	A	5,023
5,000	NYC GO1	6.000	02/01/2022	02/01/2012	A	5,021
35,000	NYC GO1	6.000	02/15/2024	01/31/2012	A	35,146
590,000	NYC GO	6.350	05/15/2014	01/31/2012	A	592,867
80,000	NYC GO1	7.000	02/01/2012	02/01/2012		80,461
5,000	NYC GO	7.000	02/01/2018	02/01/2012	A	5,027
45,000	NYC GO1	7.750	08/15/2027	02/15/2012	A	45,344

29  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$213,825	NYC HDC (Bay Towers)[1]	6.500%	08/15/2017	01/31/2012	A	$214,479
2,513,691	NYC HDC (East Midtown Plaza)	6.500	11/15/2018	01/31/2012	A	2,522,489
25,102	NYC HDC (Essex Terrace)	6.500	07/15/2018	01/31/2012	A	25,190
191,804	NYC HDC (Kingsbridge Arms)[1]	6.500	08/15/2017	01/31/2012	A	192,406
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,501,920
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050	11/01/2023	11/01/2012	A	568,616
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	31,783
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	527,957
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	261,724
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	4,967,931
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	221,252
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375	11/01/2023	05/01/2012	A	903,348
150,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	01/31/2012	A	150,170
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A	13,789,490
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/01/2015	A	2,256,221
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A	12,816,520
100,000	NYC Health & Hospital Corp.[1]	5.375	02/15/2026	02/15/2012	A	100,651
17,300,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	18,310,666
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	09/16/2023	B	8,244,646
7,055,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2015	04/10/2014	B	6,978,947
1,265,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	02/15/2013	08/21/2012	B	1,273,476
270,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013	05/23/2013	B	272,959
130,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013	05/17/2013	B	131,425
490,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2016	01/19/2015	B	515,681
3,540,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2017	06/01/2012	A	3,555,965
375,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	12/20/2014	B	371,063
5,705,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	07/16/2015	A	5,843,974
430,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	05/30/2014	B	434,334
330,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	05/20/2014	B	333,326
1,800,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	06/20/2014	A	1,807,704
1,955,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	06/20/2014	A	1,963,367
2,040,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	07/10/2014	A	2,046,059
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	11/15/2013	B	421,932
430,000	NYC IDA (Gourmet Boutique)[1]	5.250	11/01/2013	04/28/2013	B	408,823
1,095,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	08/25/2014	B	1,071,228
200,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	01/31/2012	A	200,582
545,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	01/31/2012	A	546,553
400,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	11/25/2016	B	386,668
26,150,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	03/01/2012	A	26,190,271
2,030,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,065,200

30  |  LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500%	06/01/2013	12/01/2012	A	$2,446,704
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	753,185
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	2,970,605
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,058,920
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	12/01/2012	A	3,299,976
485,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	08/25/2014	B	472,264
2,620,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	12/10/2014	B	2,575,460
310,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	01/05/2016	B	297,842
1,520,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	01/17/2016	B	1,460,386
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	09/01/2012	A	255,375
670,000	NYC IDA (Metro Biofuels)[1]	5.500	11/01/2013	05/08/2013	B	648,982
1,600,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	09/11/2014	A	1,639,824
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	01/31/2012	A	4,592,886
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	01/31/2012	A	5,870,689
805,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2013	A	826,598
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A	77,956
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2025		244,278
810,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	08/11/2015	B	815,937
2,900,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	01/05/2018	B	2,882,368
1,000,000	NYC IDA (Royal Charter NY Presbyterian)[1]	5.750	12/15/2029	01/31/2012	A	1,023,380
4,400,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	01/31/2012	A	4,407,568
100,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	4.400	07/01/2012	07/01/2012		99,333
300,000	NYC IDA (Showman Fabricators)[1]	7.125	11/01/2013	02/09/2013	B	290,790
50,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.150	07/01/2014	05/20/2013	B	49,959
200,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.800	07/01/2023	10/13/2021	B	182,890
715,000	NYC IDA (Stallion)[1]	5.000	11/01/2016	07/25/2014	B	630,444
375,000	NYC IDA (Stallion)[1]	5.500	11/01/2017	06/18/2015	B	335,385
1,170,000	NYC IDA (Studio School)[4]	6.250	11/01/2018	01/29/2016	B	758,265
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	D	9,436,243
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018	01/01/2016	D	12,859,333
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019	01/01/2016	D	15,785,506
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020	01/01/2016	D	16,336,390
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	01/01/2016	D	10,391,745
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2024	01/01/2016	D	51,113,868
445,000	NYC IDA (The Child School)[1]	7.000	06/01/2013	12/04/2012	B	450,509

31  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

New York Continued
$125,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250%		06/15/2017	01/31/2012	A	$125,434
5,940,000	NYC IDA (Unicef)[1]	5.050		11/01/2018	01/13/2016	B	5,644,604
825,000	NYC IDA (United Nations School)[1]	6.350		12/01/2015	01/31/2012	A	828,053
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023	03/01/2013	A	1,027,530
385,000	NYC IDA (Urban Resource Institute)[1]	6.500		11/01/2013	02/08/2013	B	381,104
620,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016	12/01/2016		624,005
1,940,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016	12/01/2016		1,952,532
3,800,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	01/28/2012	A	3,803,800
765,000	NYC IDA (Vocational Instruction)[4]	7.250		02/01/2013	02/01/2013		640,328
2,990,000	NYC IDA (Yankee Stadium)[1]	4.195	[2]	03/01/2016	02/01/2012	A	2,858,679
3,840,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017	04/01/2015	B	3,731,520
5,405,000	NYC IDA (YMCA of Greater New York)[1]	5.250		08/01/2021	02/01/2012	A	5,413,972
4,125,000	NYC IDA (YMCA of Greater New York)[1]	5.800		08/01/2016	01/31/2012	A	4,136,674
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2016	A	5,536,250
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030	06/15/2020	A	33,269,400
300,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2034	06/15/2012	A	305,082
50,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2013	01/31/2012	A	51,612
8,950,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000		10/15/2032	10/15/2014	A	9,636,286
150,000	NYC Transitional Finance Authority[1]	5.375		01/15/2030	01/15/2019	A	167,565
20,000,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	22,057,600
12,605,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		02/01/2033	02/01/2014	A	13,343,401
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250		11/01/2027	11/01/2018	A	11,531,100
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125		07/01/2031	07/01/2012	A	254,325
2,460,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500		01/01/2021	01/31/2012	A	2,518,056
10,000	NYS DA (4201 School Programs)[1]	5.000		07/01/2018	01/31/2012	A	10,028
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500		02/01/2041	02/01/2012	A	253,315
20,000	NYS DA (Brookdale Hospital Medical Center)	5.100		02/15/2012	01/31/2012	A	20,076
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200		02/15/2016	01/31/2012	A	25,076
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300		02/15/2017	01/31/2012	A	65,192
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300		02/15/2017	01/31/2012	A	50,148
110,000	NYS DA (Brooklyn Hospital Center)[1]	5.100		02/01/2019	02/01/2012	A	110,320
250,000	NYS DA (Brooklyn Law School)[1]	5.125		07/01/2030	07/01/2013	A	260,223
25,000	NYS DA (Buena Vida Nursing Home)[1]	5.000		07/01/2018	01/31/2012	A	25,083
75,000	NYS DA (Canisius College)[1]	5.000		07/01/2019	07/01/2015	A	79,223
1,300,000	NYS DA (Canisius College)[1]	5.000		07/01/2022	07/01/2015	A	1,348,555
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000		07/01/2018	06/28/2017	B	47,833
1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250		02/15/2023	02/15/2015	A	1,191,870
1,350,000	NYS DA (Chapel Oaks)	5.375		07/01/2017	01/31/2012	A	1,355,346
3,290,000	NYS DA (Chapel Oaks)[1]	5.450		07/01/2026	01/31/2012	A	3,296,185

32  |  LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$235,000	NYS DA (Culinary Institute of America)[1]	5.000%	07/01/2022	01/31/2012	A	$235,320
25,000	NYS DA (D’Youville College)[1]	4.700	07/01/2012	07/01/2012		25,367
125,000	NYS DA (D’Youville College)[1]	5.250	07/01/2025	07/01/2013	A	126,329
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A	374,710
30,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028	01/31/2012	A	30,081
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A	935,827
2,465,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024	08/15/2014	A	2,672,430
60,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015	02/01/2012	A	60,178
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	02/01/2012	A	150,248
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	02/01/2012	A	175,189
770,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	01/31/2012	A	772,587
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028	01/31/2012	A	30,032
3,370,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	01/31/2012	A	3,375,662
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	01/31/2012	A	10,142,415
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	01/31/2012	A	50,017
100,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018	01/31/2012	A	102,159
2,500,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014	01/18/2012	A	2,506,925
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	01/31/2012	A	1,002,830
10,565,000	NYS DA (Hospital)[1]	6.450	08/15/2024	08/15/2012	A	10,763,411
1,815,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625	07/01/2022	01/31/2012	A	1,819,193
2,180,000	NYS DA (Interagency Council Pooled Loan Program)[1]	7.000	07/01/2021	07/01/2021		2,233,105
5,000	NYS DA (Jewish Home Lifecare Harry & Jeanette Weinberg Campus Bronx)[1]	5.950	02/01/2016	02/01/2012	A	5,088
55,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.250	07/01/2015	01/31/2012	A	55,081
170,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.375	07/01/2019	01/31/2012	A	170,170
1,645,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025	01/31/2012	A	1,645,477
15,210,000	NYS DA (Kaleida Health)[1]	5.050	02/15/2025	02/15/2014	A	15,781,440
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	01/31/2012	A	1,015,254
35,000	NYS DA (La Salle School)	5.000	07/01/2018	01/31/2012	A	35,105
590,000	NYS DA (Le Moyne College)	5.000	07/01/2018	01/31/2012	A	591,770
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A	1,153,482
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2029	08/01/2014	A	17,836,224
100,000	NYS DA (Manhattan College)[1]	5.500	07/01/2019	01/31/2012	A	101,162
40,000	NYS DA (March of Dimes)[1]	5.600	07/01/2012	01/31/2012	A	40,143
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013	A	638,198

33  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250%	08/01/2025	02/01/2012	A	$15,021
30,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2023	01/31/2012	A	30,050
14,000,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014	A	14,753,200
5,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2013	01/31/2012	A	5,018
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014	A	240,116
5,230,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	01/31/2012	A	5,297,624
200,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015	A	214,954
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017	A	12,199,425
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,220,900
1,165,000	NYS DA (New York & Presbyterian Hospital)[1]	5.250	02/15/2031	08/15/2014	A	1,244,430
250,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	01/31/2012	A	250,728
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014	A	121,337
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014	A	2,303,955
8,600,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	02/15/2013	A	8,725,990
4,525,000	NYS DA (North General Hospital)[1]	5.750	02/15/2015	02/15/2013	A	4,732,607
4,600,000	NYS DA (North General Hospital)[1]	5.750	02/15/2016	02/15/2013	A	4,799,732
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	02/15/2013	A	5,879,364
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	02/15/2013	A	3,882,525
875,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	01/31/2012	A	876,383
525,000	NYS DA (NSLIJ/NSUH/NSUHGC Obligated Group)[1]	5.000	11/01/2017	01/31/2012	A	525,966
15,000	NYS DA (NSLIJ/NSUH/NSUHPL Obligated Group)[1]	5.000	11/01/2023	01/31/2012	A	15,012
110,000	NYS DA (NSUH at Forest Hills/NSUH Obligated Group)[1]	5.000	11/01/2023	01/31/2012	A	110,089
35,000	NYS DA (NSUH)[1]	5.000	11/01/2023	01/31/2012	A	35,028
5,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.000	11/01/2023	01/31/2012	A	5,004
10,535,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.200	11/01/2017	01/31/2012	A	10,556,070
200,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.250	11/01/2019	01/31/2012	A	200,328
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2017	A	21,284,248
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A	13,898,689
5,235,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	08/08/2016	A	5,563,339
14,170,000	NYS DA (NYU)[3]	5.250	07/01/2027	07/01/2027		16,159,893
65,000	NYS DA (NYU)[1]	5.500	07/01/2014	01/31/2012	A	65,264
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2014	11/01/2014		1,122,205

34  |  LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000%	11/01/2015	11/01/2015		$1,220,138
60,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	12/06/2024	B	50,748
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	07/13/2020	B	3,193,872
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	08/06/2028	B	974,275
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025	10/25/2021	B	8,702,762
4,385,000	NYS DA (Ryan-Clinton Community Health Center)[1]	6.100	07/01/2019	01/31/2012	A	4,402,540
21,000,000	NYS DA (School District Financing)[1]	5.375	10/01/2022	10/01/2012	A	21,624,120
14,750,000	NYS DA (School District Financing)[1]	5.750	10/01/2017	10/01/2012	A	15,264,185
5,050,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	10/01/2012	A	5,212,661
6,180,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	10/01/2012	A	6,370,715
665,000	NYS DA (SCHRC)[1]	5.500	07/01/2022	01/18/2012	A	666,756
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013	01/18/2012	A	3,469,480
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014	01/18/2012	A	3,830,581
1,570,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015	01/18/2012	A	1,574,380
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020	01/18/2012	A	10,028
21,405,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.000	07/01/2030	01/18/2012	A	21,430,044
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020	01/18/2012	A	15,040,200
1,100,000	NYS DA (SFH)[1]	5.500	07/01/2029	01/18/2012	A	1,102,904
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022	01/18/2012	A	250,660
1,000,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.800	07/01/2015	01/18/2012	A	1,002,790
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014	A	16,080,779
230,000	NYS DA (South Nassau Communities Hospital/Winthrop University Hospital
	Obligated Group)[1]	5.250	07/01/2016	07/01/2012	A	232,776
35,000	NYS DA (Special Act School Districts)	5.750	07/01/2019	01/31/2012	A	35,124
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013	01/31/2012	A	321,277
15,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016	01/31/2012	A	15,054
925,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	01/31/2012	A	928,460
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	10/30/2018	A	2,990,700
5,250,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	07/01/2012	A	5,281,448
3,500,000	NYS DA (St. Barnabas Hospital)[1]	5.125	02/01/2022	08/01/2012	A	3,571,890
2,370,000	NYS DA (St. Barnabas Hospital)[1]	5.350	08/01/2017	02/01/2012	A	2,377,394
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017	A	3,185,850
5,125,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	01/31/2012	A	5,131,970
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	4,116,034
100,875,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025	08/07/2015	A	107,740,553
1,500,000	NYS DA (State University Educational Facilities)[1]	5.250	11/15/2023	05/15/2012	A	1,526,940

35  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$345,000	NYS DA (Suffern Free Library Assoc.)	5.000%	07/01/2020	01/31/2012	A	$345,628
295,000	NYS DA (Suffern Free Library)[1]	5.000	07/01/2023	01/31/2012	A	295,392
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014	A	2,979,612
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	278,090
90,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	01/31/2012	A	90,351
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,739,702
2,150,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024	01/31/2012	A	2,154,300
1,700,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	07/01/2012	A	1,731,161
370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)[1]	5.000	07/01/2013	07/01/2012	A	377,422
70,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	01/31/2012	A	70,074
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	01/31/2012	A	5,005
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A	2,061,762
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A	1,269,104
15,000	NYS DA (W.K. Nursing Home)[1]	5.950	02/01/2016	02/01/2012	A	15,047
35,000	NYS DA (W.K. Nursing Home)[1]	6.050	02/01/2026	02/01/2012	A	35,067
2,500,000	NYS DA (Willow Towers)[1]	5.400	02/01/2034	08/01/2012	A	2,577,500
2,000,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023	07/01/2013	A	2,041,140
310,000	NYS DA (Winthrop University Hospital/ South Nassau Communities Hospital Obligated Group)[1]	5.250	07/01/2015	01/31/2012	A	313,770
235,000	NYS DA (Winthrop University Hospital/ South Nassau Communities Hospital Obligated Group)[1]	5.250	07/01/2018	07/01/2012	A	237,606
100,000	NYS DA (Winthrop University Hospital/ South Nassau Communities Hospital Obligated Group)[1]	5.250	07/01/2019	07/01/2012	A	100,944
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2013	01/31/2012	A	285,912
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014	01/31/2012	A	1,003,100
20,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014	01/31/2012	A	20,062
20,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014	01/31/2012	A	20,068
250,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	01/31/2012	A	250,798
26,280,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	01/31/2012	A	26,334,400
1,120,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	01/31/2012	A	1,122,318
39,570,000	NYS DA, Series B3	6.650	08/15/2030	07/01/2014	A	40,321,426
1,000,000	NYS DA, Series B1	6.650	08/15/2030	08/15/2012	A	1,018,990
5,000	NYS EFC[1]	5.600	09/15/2013	01/31/2012	A	5,022
300,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2026	06/15/2012	A	305,718

36  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

New York Continued
$2,960,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000%		06/15/2028	06/15/2013	A	$3,096,219
1,440,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		07/15/2033	07/15/2013	A	1,503,187
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[5]	5.000		02/15/2034	08/15/2014	A	4,834,260
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250		08/01/2027	02/01/2012	A	955,525
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[5]	5.000		06/15/2034	06/15/2014	A	7,191,139
20,000	NYS EFC (NYC Municipal Water Finance Authority)	5.875		06/15/2014	01/31/2012	A	20,091
7,500,000	NYS EFC (NYS Water Services)[1]	5.950		01/15/2020	01/31/2012	A	7,594,650
1,320,000	NYS EFC (NYS Water Services)[1]	6.875		06/15/2014	01/31/2012	A	1,327,128
70,000	NYS EFC (NYS Water Services)[1]	7.500		06/15/2012	01/31/2012	A	70,426
25,000	NYS EFC (Pollution Control)	6.500		06/15/2014	01/31/2012	A	25,127
1,050,000	NYS EFC (Spring Valley Water Company)[1]	5.650		11/01/2023	01/31/2012	A	1,051,649
5,800,000	NYS EFC (Spring Valley Water Company)[1]	6.300		08/01/2024	02/01/2012	A	5,808,352
37,025,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	01/31/2012	A	37,154,588
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[2]	04/01/2020	04/01/2012	A	3,012,390
25,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013	A	26,004
10,650,000	NYS ERDA (Con Ed)[1]	0.245	[2]	10/01/2036	10/01/2012	A	7,384,710
1,280,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	01/31/2012	A	1,297,869
4,740,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	01/31/2012	A	4,793,752
13,845,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	01/31/2012	A	14,002,002
5,245,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	01/31/2012	A	5,304,478
20,640,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	03/01/2012	A	20,685,821
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	03/01/2012	A	200,382
320,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	01/31/2012	A	320,397
920,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	05/09/2013	A	923,036
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017	A	3,332,583
565,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	08/24/2015	A	576,119
725,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	09/20/2015	A	730,191
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017	A	3,136,050
7,565,000	NYS HFA (Hospital & Nursing Home)	5.150		11/01/2016	01/31/2012	A	7,600,177
40,000	NYS HFA (Hospital & Nursing Home)[1]	5.500		11/01/2012	11/01/2012		41,458
65,000	NYS HFA (Hospital & Nursing Home)[1]	5.500		11/01/2013	11/01/2013		70,280
10,000	NYS HFA (Hospital & Nursing Home)[1]	6.000		11/01/2013	11/01/2013		11,000
35,000	NYS HFA (Hospital & Nursing Home)[1]	6.000		11/01/2014	11/01/2014		40,269
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250		08/15/2019	01/31/2012	A	25,027
55,000	NYS HFA (Meadow Manor)[1]	7.750		11/01/2019	05/01/2012	A	55,893
37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$345,000	NYS HFA (Multifamily Hsg.)[1]	5.300%	08/15/2022	08/15/2012	A	$347,225
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	01/31/2012	A	1,340,831
250,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2020	02/15/2012	A	252,768
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	01/31/2012	A	300,105
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016	01/31/2012	A	50,082
1,025,000	NYS HFA (Multifamily Hsg.)[1]	5.550	08/15/2019	01/31/2012	A	1,026,415
1,160,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2019	01/31/2012	A	1,161,647
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	01/31/2012	A	1,240,880
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	08/15/2012	A	1,748,200
115,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2025	01/31/2012	A	115,151
320,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	01/31/2012	A	338,963
10,000	NYS HFA (Multifamily Hsg.)[1]	6.800	11/01/2014	01/31/2012	A	10,039
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	01/31/2012	A	90,256
225,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)	7.050	11/01/2012	01/31/2012	A	226,015
40,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2012	01/31/2012	A	40,554
25,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2013	01/31/2012	A	25,339
4,775,000	NYS HFA (Phillips Village)	7.750	08/15/2017	01/23/2012	A	4,833,303
2,615,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	10/07/2016	A	2,731,028
1,440,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	01/31/2012	A	1,480,968
220,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	12/10/2013	B	230,054
1,915,000	NYS HFA, Series A	6.100	11/01/2015	01/31/2012	A	1,923,618
405,000	NYS HFA, Series A1	6.125	11/01/2020	01/22/2012	A	405,753
110,000	NYS Medcare (Hospital & Nursing Home)	7.400	11/01/2016	01/31/2012	A	110,549
45,000	NYS Medcare (Hospital & Nursing Home)	9.375	11/01/2016	01/31/2012	A	45,330
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	12/01/2019	06/01/2013	A	11,286,091
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500	06/01/2015	06/01/2013	A	3,122,765
620,000	NYS Thruway Authority[1]	5.500	04/01/2014	04/01/2012	A	627,793
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014	A	4,310,800
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014	A	1,072,240
4,770,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2016	01/27/2012	A	4,789,080
6,725,000	NYS UDC (Subordinated Lien)	5.500	07/01/2022	01/31/2012	A	6,747,394
6,795,000	NYS UDC (Subordinated Lien)[1]	5.600	07/01/2026	01/31/2012	A	6,818,715
3,675,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,138,087
2,235,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625	01/01/2015	01/24/2012	A	2,242,487
60,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300	03/15/2019	12/05/2015	B	57,769
65,000	Oneida County, NY IDA (Mohawk Valley Network/Faxton-St. Luke’s Healthcare Obligated Group)[1]	5.000	01/01/2013	04/03/2012	A	66,405
38 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250%	03/01/2019	03/01/2012	A	$1,196,355
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	01/31/2012	A	1,620,120
730,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250	06/01/2015	01/31/2012	A	733,037
645,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500	03/01/2014	01/31/2012	A	646,587
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,093,080
100,000	Orange County, NY IDA (Crystal Run Village)[1]	4.750	07/01/2016	07/01/2016		91,991
200,000	Orange County, NY IDA (Orange Mental Retardation Properties)	6.125	05/01/2016	01/31/2012	A	200,768
3,505,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	01/31/2012	A	3,547,586
1,300,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	01/31/2012	A	1,315,795
520,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	01/31/2012	A	522,018
510,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	05/01/2012	A	512,586
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2013	07/01/2012	A	1,358,681
1,435,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2014	07/01/2012	A	1,442,821
1,520,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2015	07/01/2012	A	1,525,882
1,610,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2016	07/01/2012	A	1,615,361
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	05/01/2012	A	3,643,053
6,800,000	Oyster Bay, NY RANS	2.000	03/16/2012	03/16/2012		6,819,584
25,000	Plattsburgh, NY Fire District No. 3[1]	6.250	10/15/2014	04/15/2012	A	25,421
96,345,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	05/31/2012	A	96,340,183
43,160,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	05/31/2012	A	43,156,979
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	01/31/2012	A	67,844,963
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014		19,398,665
39,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	41,426,970
29,175,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	09/04/2016	B	27,231,653
20,000	Port Authority NY/NJ, 103rd Series[1]	5.250	12/15/2012	01/31/2012	A	20,079
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012	01/31/2012	A	10,038
100,000	Port Authority NY/NJ, 116th Series	5.000	10/01/2013	01/31/2012	A	100,369
160,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2014	01/31/2012	A	160,624
55,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2015	01/31/2012	A	55,215
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018	02/01/2012	A	30,066
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019	02/01/2012	A	1,699,170
39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$20,000	Port Authority NY/NJ, 124th Series[1]	5.000%	08/01/2021	02/01/2012	A	$20,042
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022	02/01/2012	A	265,504
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024	02/01/2012	A	325,491
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025	02/01/2012	A	100,139
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031	02/01/2012	A	60,055
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024	05/15/2012	A	15,251
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032	05/15/2012	A	86,220
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022	06/15/2012	A	234,660
30,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2024	06/15/2012	A	30,547
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	06/15/2013	A	10,324
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A	20,501,607
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A	374,385
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	6,196,787
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	15,122,675
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,299,760
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A	10,482,000
9,300,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	9,628,569
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,398,095
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	278,723
2,100,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	2,359,728
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	3,046,074
1,100,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	02/01/2012	A	1,102,541
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,244,760
4,555,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.000	03/01/2036	03/01/2016	A	4,622,277
235,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	02/01/2012	A	235,150
265,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	02/01/2012	A	265,130
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	02/01/2012	A	50,078
1,480,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	04/23/2012	B	1,377,658
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	04/02/2026	B	1,249,559
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	240,401
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	6,161,390
40 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$25,000	Rockland County, NY Solid Waste Management Authority	5.625%	12/15/2014	01/31/2012	A	$25,078
6,860,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	10/26/2013	B	6,540,187
55,000	Rome, NY HDC, Series A1	6.250	01/01/2024	01/31/2012	A	55,091
500,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		536,770
3,725,000	Saratoga County, NY IDA(Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	01/31/2012	A	3,729,805
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	01/31/2012	A	6,543,335
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	12/15/2012	A	3,496,833
25,000	Scotia, NY GO1	6.100	01/15/2012	01/15/2012		25,058
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		52,706
5,000	SONYMA, Series 101[1]	5.250	04/01/2022	01/31/2012	A	5,004
4,550,000	SONYMA, Series 101[1]	5.350	10/01/2026	01/31/2012	A	4,553,049
10,000,000	SONYMA, Series 113	5.250	10/01/2034	04/01/2014	A	10,200,100
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	04/01/2015	A	817,944
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017	A	600,555
20,465,000	SONYMA, Series 29[3]	5.450	10/01/2031	01/05/2013	A	20,645,838
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	01/31/2012	A	400,376
485,000	SONYMA, Series 31[1]	5.300	10/01/2031	01/31/2012	A	485,184
8,380,000	SONYMA, Series 69[1]	5.500	10/01/2028	01/31/2012	A	8,384,777
35,000	SONYMA, Series 70[1]	5.375	10/01/2017	01/31/2012	A	35,076
5,000	SONYMA, Series 70[1]	5.375	10/01/2017	01/31/2012	A	5,010
2,655,000	SONYMA, Series 71[1]	5.400	04/01/2029	01/31/2012	A	2,656,832
120,000	SONYMA, Series 72[1]	5.300	04/01/2027	01/31/2012	A	120,060
175,000	SONYMA, Series 73-A1	5.300	10/01/2028	01/31/2012	A	175,075
28,270,000	SONYMA, Series 77[1]	5.150	04/01/2029	01/31/2012	A	28,280,460
15,000	SONYMA, Series 78[1]	5.000	10/01/2017	01/31/2012	A	15,030
735,000	SONYMA, Series 79[1]	5.300	04/01/2029	01/31/2012	A	735,287
40,000	SONYMA, Series 82[1]	5.650	04/01/2030	01/31/2012	A	40,027
1,355,000	SONYMA, Series 83[1]	5.450	04/01/2018	01/31/2012	A	1,357,683
45,000	SONYMA, Series 83[1]	5.550	10/01/2027	01/31/2012	A	45,040
15,000	SONYMA, Series 83[1]	5.550	10/01/2027	01/31/2012	A	15,015
105,000	SONYMA, Series 98[1]	5.050	10/01/2017	01/31/2012	A	105,216
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	422,076
41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000%	06/15/2022	06/15/2017	A	$439,129
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	320,496
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	328,944
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	342,430
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	350,732
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	364,641
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	378,644
2,730,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	06/02/2015	B	2,459,730
9,100,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	07/01/2021	A	9,480,835
460,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016	03/30/2013	A	463,832
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	01/02/2019	B	464,420
120,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	05/01/2015	B	116,436
495,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	07/17/2015	B	480,299
555,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.000	06/01/2016	03/31/2013	A	559,623
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	12/23/2018	B	185,768
110,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.500	12/01/2013	06/09/2013	B	109,919
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/28/2019	B	278,652
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019	B	278,652
260,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.000	06/01/2016	03/30/2013	A	262,166
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	02/13/2017	B	285,804
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	02/13/2017	B	285,804
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	02/16/2017	B	285,804
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018	06/01/2018		1,011,068
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049	11/01/2012	A	12,082,560
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049	11/01/2012	A	24,301,049
90,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	10/01/2015	05/12/2014	B	88,720
320,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018	03/14/2016	B	313,696
2,185,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018	03/02/2016	B	2,141,956
600,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	02/17/2017	B	571,608
255,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.000	02/01/2014	11/19/2012	B	257,859
240,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	01/31/2012	A	242,009
250,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	11/30/2014	B	253,388
42 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$90,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250%	11/01/2016	05/01/2012	A	$90,095
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	03/01/2015	A	759,885
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2015	A	1,079,330
500,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	03/01/2015	A	536,460
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	03/01/2015	A	768,377
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	03/01/2015	A	1,060,070
1,650,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	04/23/2019	B	1,607,150
505,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375	11/01/2015	06/02/2014	B	490,633
435,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.400	02/01/2015	08/30/2013	B	422,611
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000	10/01/2020	02/06/2017	B	190,536
500,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020	02/21/2017	B	476,340
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021	09/01/2012	A	31,224
25,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375	03/01/2021	04/02/2017	B	23,274
450,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017	01/31/2012	A	450,176
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018	01/31/2012	A	910,809
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024	01/31/2012	A	2,017,900
100,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033	02/01/2012	A	100,155
375,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	02/01/2012	A	392,235
15,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	09/01/2020	A	15,669,450
10,000	Ulster County, NY GO1	5.400	11/15/2013	05/15/2012	A	10,188
10,000	Ulster County, NY GO1	5.400	11/15/2015	05/15/2012	A	10,188
25,000	Ulster County, NY GO1	5.500	11/15/2012	05/15/2012	A	25,488
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016	03/01/2016		170,364
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017	03/01/2016	A	175,088
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018	03/01/2016	A	185,006
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	01/25/2029	B	310,518
75,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	11/16/2016	B	72,527
43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450%	06/01/2040	09/21/2027	B	$726,765
10,730,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750	06/01/2030	09/29/2020	B	10,299,834
125,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.375	07/15/2019	01/31/2012	A	125,446
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400	07/15/2030	07/15/2012	A	75,666
20,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2016	01/31/2012	A	20,074
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2029	01/31/2012	A	25,037
3,000,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850	12/01/2031	12/01/2012	A	3,058,260
100,000	Westchester County, NY GO1	5.375	12/15/2012	06/15/2012	A	102,317
50,000	Westchester County, NY GO1	5.375	12/15/2013	06/15/2012	A	51,069
80,000	Westchester County, NY IDA (Clearview School)[1]	6.600	01/01/2014	12/31/2012	B	80,570
295,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500	08/01/2012	08/01/2012		297,891
855,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	04/01/2012	A	858,146
280,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)[1]	5.500	12/01/2015	01/31/2012	A	286,216
1,930,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	01/31/2012	A	1,930,502
85,000	Westchester County, NY IDA (Westchester Airport Assoc.)	5.850	08/01/2014	02/01/2012	A	85,266
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	02/01/2012	A	691,014
100,000	Westchester County, NY IDA (Winward School)[1]	5.200	10/01/2021	01/31/2012	A	100,083
6,705,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	07/05/2012	B	6,493,994
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	05/30/2018	B	10,105,508
85,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	01/31/2012	A	85,160
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence[1]	6.000	10/15/2030	11/17/2024	B	991,000
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,206,300
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	A	1,083,820
80,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	02/01/2012	A	80,116
295,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	02/01/2012	A	295,366
44 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

New York Continued
$1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000%	04/01/2025	04/01/2015	A	$1,500,440
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	1,403,263
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	658,794
1,350,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	07/01/2012	A	1,355,495

						3,370,638,660

U.S. Possessions—28.3%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	A	9,495,786
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,168,660
192,000	Guam EDA (TASC)[1]	5.300	05/15/2014	05/15/2014		212,698
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500	10/01/2026	10/01/2026		2,836,192
5,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250	07/01/2025	08/08/2023	B	4,856,450
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	51,259
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2013	A	10,122
25,000	Guam International Airport Authority[1]	5.250	10/01/2016	10/01/2013	A	26,023
1,290,000	Guam Power Authority, Series A1	5.000	10/01/2018	10/13/2017	B	1,282,970
25,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/23/2023	B	24,550
15,000	Guam Power Authority, Series A	5.250	10/01/2013	01/31/2012	A	15,034
230,000	Guam Power Authority, Series A	5.250	10/01/2013	01/31/2012	A	230,515
50,000	Guam Power Authority, Series A1	5.250	10/01/2014	01/31/2012	A	50,008
710,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	B	680,201
655,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	B	627,510
40,000	Guam Power Authority, Series A1	5.250	10/01/2034	11/07/2032	B	38,677
195,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250	06/01/2032	04/13/2018	B	179,952
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013	05/15/2012	A	378,210
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014	05/15/2012	A	201,388
210,235,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	11/23/2016	B	198,249,503
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	11/04/2026	B	58,224,170
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	01/22/2032	B	26,212,487
17,500,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2012	A	18,022,900
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	01/31/2012	A	50,012
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	01/31/2012	A	50,012
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2030	07/01/2012	D	2,031,440
2,660,000	Puerto Rico Commonwealth GO1	5.125	07/01/2031	01/31/2012	A	2,660,346
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	07/05/2014	B	7,416,990
880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2018	07/01/2013	A	916,203
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019	07/01/2013	A	920,682
45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

U.S. Possessions Continued
$500,000	Puerto Rico Commonwealth GO1	5.250%	07/01/2020	07/01/2014	A	$532,095
2,430,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021	07/01/2014	A	2,570,527
4,795,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2014	A	5,041,415
1,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2016	A	1,926,239
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2013	A	11,141,680
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2014	A	4,785,359
14,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2013	A	15,018,696
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2016	A	22,368,402
9,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2016	A	9,999,113
15,000	Puerto Rico Commonwealth GO1	5.250	07/01/2029	07/01/2017	A	15,385
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2016	A	2,889,473
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2017	A	5,104,050
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2016	A	11,868,427
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2017	A	14,950,305
6,060,000	Puerto Rico Commonwealth GO1	5.375	07/01/2028	01/31/2012	A	6,063,333
3,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		3,358,470
13,100,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2018	A	13,941,544
1,320,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,421,693
10,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	A	10,607,300
1,950,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	07/01/2019	A	2,157,441
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	07/01/2020	A	31,585,666
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2023	07/01/2020	A	12,015,494
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	07/01/2020	A	12,482,047
12,095,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2020	A	13,035,507
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2027	07/01/2020	A	25,530,240
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2020	A	5,185,615
5,000,000	Puerto Rico Electric Power Authority, Series JJ1	5.375	07/01/2017	07/01/2017		5,694,750
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250	07/01/2025	07/01/2018	A	13,273,000
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	12/01/2013	A	89,254
125,000	Puerto Rico HFC[1]	5.100	12/01/2018	06/01/2012	A	125,866
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	07/01/2012	A	90,847
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	07/01/2013	A	90,498
46 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

U.S. Possessions Continued
$35,000	Puerto Rico Highway & Transportation Authority[1]	5.000%	07/01/2028	07/01/2012	A	$35,066
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2014	07/01/2012	A	45,687
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2013	A	443,037
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2013	A	240,454
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2013	A	5,289,977
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2013	A	8,358,373
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750	07/01/2024	07/01/2012	A	7,044,380
2,145,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2018	07/01/2013	A	2,300,877
785,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	842,046
390,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	403,705
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2015	A	4,485,258
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2015	A	11,271,260
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2015	A	12,529,584
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2015	A	12,981,131
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2015	A	14,738,303
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2015	A	16,925,700
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2027	07/01/2015	A	1,012,320
160,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	01/31/2012	A	160,314
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2016	A	821,239
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		5,535,950
8,100,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	9,083,664
145,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	07/16/2013	B	148,247
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023		4,658,383
2,905,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019	02/01/2012	A	2,906,453
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	01/31/2012	A	34,610,692
47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

U.S. Possessions Continued
$1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125%	08/01/2025	02/01/2012	A	$1,502,265
45,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015	01/31/2012	A	45,132
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	16,795,846
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	01/31/2012	A	75,265
615,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015	01/31/2012	A	617,442
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	01/31/2012	A	2,007,680
100,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2015	01/31/2012	A	100,283
155,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022	01/31/2012	A	155,144
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015	07/01/2012	A	2,227,471
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	07/01/2012	A	2,252,899
2,345,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	07/01/2012	A	2,385,123
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	07/01/2012	A	361,074
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2012	A	1,907,081
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2015	A	9,673,634
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024	08/01/2015	A	10,257,400
305,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	01/31/2012	A	305,833
70,000	Puerto Rico Municipal Finance Agency, Series B	5.750	08/01/2012	02/01/2012	A	70,277
25,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	02/01/2012	A	25,074
6,880,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2028	07/01/2012	D	6,982,581
11,560,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036	07/01/2012	D	11,732,360
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	07/01/2012	A	546,095
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	07/01/2014	A	14,408,092
5,000,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016		5,495,200
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021	07/01/2017	A	2,183,621
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025	07/01/2017	A	3,361,666
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026	07/01/2017	A	13,608,135
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035	07/01/2017	D	1,361,100
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034	07/01/2017	D	1,541,708
8,795,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	9,819,793
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	34,024,522
48 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

U.S. Possessions Continued
$825,000	Puerto Rico Public Buildings Authority, Series G1	5.250%	07/01/2019	07/01/2012	A	$830,676
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	218,260,586
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	20,008,520
2,100,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	2,348,619
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	78,057,925
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2016	A	4,150,135
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2016	A	2,787,400
75,000	University of Puerto Rico	5.500	06/01/2012	01/31/2012	A	75,210
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2016	A	7,744,821
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2016	A	8,771,065
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	06/01/2016	A	5,654,766
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2016	A	8,634,799
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	06/01/2016	A	300,519
5,250,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500	07/01/2021	10/01/2017	B	5,073,548
75,000	V.I. HFA, Series A1	6.500	03/01/2025	01/31/2012	A	75,047
25,000	V.I. Port Authority, Series A1	5.000	09/01/2023	01/31/2012	A	25,024
2,580,000	V.I. Port Authority, Series A1	5.250	09/01/2018	01/31/2012	A	2,585,186
7,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022	10/01/2018	B	5,777,730
4,825,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022	10/02/2018	B	4,427,661
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014	A	1,118,398
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	676,811
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014	A	1,067,090
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014	A	2,070,760
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014	A	2,060,640
11,005,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	01/31/2012	A	11,031,852
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)	4.750	05/15/2012	01/31/2012	A	1,017,690
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950	05/15/2014	01/31/2012	A	80,169
1,010,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	02/14/2013	B	965,843
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	06/10/2018	B	1,241,423
3,500,000	V.I. Water & Power Authority[1]	5.500	07/01/2017	01/31/2012	A	3,507,350

						1,320,209,840

Total Investments, at Value (Cost $4,647,341,823)—100.6%						4,690,848,500
Liabilities in Excess of Other Assets—(0.6)						(27,822,510)

Net Assets—100.0%						$4,663,025,990

49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

*	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund.

The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

5.	When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$3,363,253,950	$7,384,710	$3,370,638,660
U.S. Possessions	—	1,320,209,840	—	1,320,209,840

Total Assets	$—	$4,683,463,790	$7,384,710	$4,690,848,500

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
50 | LIMITED TERM NEW YORK MUNICIPAL FUND

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
	Value as of		unrealized		Value as of
	December 31,		appreciation/		December 30,
	2010	Realized loss	depreciation	Sales	2011

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$14,592,796	$(629,200)	$(1,488,086)	$(5,090,800)	$7,384,710

Total Assets	$14,592,796	$(629,200)	$(1,488,086)	$(5,090,800)	$7,384,710

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at December 30, 2011 includes:

Change in unrealized
appreciation/depreciation

Municipal Bonds and Notes—New York	$(1,488,086)
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSLIJ	North Shore Long Island Jewish
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NSUHPL	North Shore University Hospital at Plainview
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RANS	Revenue Anticipation Notes
51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Footnotes to Statement of Investments Continued

RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSMC	St. Catherine of Sienna Medical Center
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
SV	Sienna Village
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UDC	Urban Devel. Corp.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
52 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES December 30, 20111

Assets
Investments, at value (cost $4,647,341,823)—see accompanying statement of investments	$4,690,848,500
Cash	1,892,593
Receivables and other assets:
Interest	70,246,951
Investments sold	22,875,000
Shares of beneficial interest sold	13,235,155
Other	264,263

Total assets	4,799,362,462
Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	95,840,000
Payable on borrowings (See Note 5)	17,700,000
Investments purchased (including $11,974,685
purchased on a when-issued or delayed delivery basis)	17,211,697
Shares of beneficial interest redeemed	3,480,185
Distribution and service plan fees	931,972
Trustees’ compensation	800,064
Transfer and shareholder servicing agent fees	136,962
Shareholder communications	104,598
Interest expense on borrowings	1,551
Other	129,443

Total liabilities	136,336,472
Net Assets	$4,663,025,990

Composition of Net Assets
Paid-in capital	$4,686,906,999
Accumulated net investment loss	(2,623,774)
Accumulated net realized loss on investments	(64,763,912)
Net unrealized appreciation on investments	43,506,677

Net Assets	$4,663,025,990

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,253,871,408 and 980,538,780 shares of beneficial interest outstanding)	$3.32
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)[1]	$3.44
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,183,080 and 10,617,117 shares of beneficial interest outstanding)	$3.31
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,319,077,826 and 399,310,347 shares of beneficial interest outstanding)	$3.30
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $54,893,676 and 16,541,136 shares of beneficial interest outstanding)	$3.32

1.	Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund will be 2.25%.
See accompanying Notes to Financial Statements.
54 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended December 30, 20111

Investment Income
Interest	$223,964,603
Other income	1,600

Total investment income	223,966,203
Expenses
Management fees	17,437,984
Distribution and service plan fees:
Class A	7,485,940
Class B	376,096
Class C	12,516,048
Transfer and shareholder servicing agent fees:
Class A	957,958
Class B	49,925
Class C	544,416
Class Y	3,530
Shareholder communications:
Class A	119,510
Class B	6,603
Class C	65,226
Class Y	434
Accounting service fees	1,315,512
Borrowing fees	1,274,150
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,030,059
Trustees’ compensation	93,317
Custodian fees and expenses	42,859
Interest expense	38,787
Administration service fees	1,500
Other	266,401

Total expenses	43,626,255
Net Investment Income	180,339,948
Realized and Unrealized Gain
Net realized gain on investments	1,519,760
Net change in unrealized appreciation/depreciation on investments	129,407,671
Net Increase in Net Assets Resulting from Operations	$311,267,379

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 30,	December 31,
	2011[1]	2010

Operations
Net investment income	$180,339,948	$177,136,050
Net realized gain (loss)	1,519,760	(1,444,221)
Net change in unrealized appreciation/depreciation	129,407,671	(47,908,149)

Net increase in net assets resulting from operations	311,267,379	127,783,680

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(136,160,143)	(130,997,041)
Class B	(1,349,775)	(1,761,280)
Class C	(46,086,400)	(45,266,887)
Class Y	(505,405)	—

	(184,101,723)	(178,025,208)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	43,327,434	354,464,555
Class B	(9,274,385)	(15,739,226)
Class C	(10,011,299)	170,465,451
Class Y	54,145,454	—

	78,187,204	509,190,780
Net Assets
Total increase	205,352,860	458,949,252
Beginning of period	4,457,673,130	3,998,723,878

End of period (including accumulated net investment income (loss) of $(2,623,774) and $5,141,802, respectively)	$4,663,025,990	$4,457,673,130

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
56 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended December 30, 20111

Cash Flows from Operating Activities
Net increase in net assets from operations	$311,267,379
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(723,856,362)
Proceeds from disposition of investment securities	619,881,728
Short-term investment securities, net	66,068,593
Premium amortization	21,415,567
Discount accretion	(732,852)
Net realized gain on investments	(1,519,760)
Net change in unrealized appreciation/depreciation on investments	(129,407,671)
Change in assets:
Increase in other assets	(87,818)
Increase in interest receivable	(778,186)
Increase in receivable for securities sold	(20,770,000)
Change in liabilities:
Increase in payable for securities purchased	16,879,871
Decrease in other liabilities	(2,054,885)

Net cash provided by operating activities	156,305,604

Cash Flows from Financing Activities
Proceeds from bank borrowings	594,800,000
Payments on bank borrowings	(621,200,000)
Payments on short-term floating rate notes issued	(5,710,000)
Proceeds from shares sold	835,742,953
Payments on shares redeemed	(930,819,851)
Cash distributions paid	(32,984,385)

Net cash used in financing activities	(160,171,283)
Net decrease in cash	(3,865,679)
Cash, beginning balance	5,758,272

Cash, ending balance	$1,892,593

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $151,118,203.
Cash paid for interest on bank borrowings—$41,224.
Cash paid for interest on short-term floating rate notes issued—$1,030,059.

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
57 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	December 30,			Year Ended December 31,
Class A	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.22	$3.25	$2.85	$3.32	$3.40

Income (loss) from investment operations:
Net investment income[2]	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.10	(.03)	.40	(.47)	(.08)

Total from investment operations	.24	.11	.54	(.33)	.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.14)	(.14)	(.14)	(.14)

Net asset value, end of period	$3.32	$3.22	$3.25	$2.85	$3.32

Total Return, at Net Asset Value[3]	7.76%	3.51%	19.45%	(10.18)%	1.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,253,871	$3,121,033	$2,801,988	$2,355,062	$2,745,029

Average net assets (in thousands)	$3,074,407	$3,000,461	$2,558,997	$2,765,248	$2,721,428

Ratios to average net assets:[4]
Net investment income	4.34%	4.35%	4.50%	4.55%	4.18%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.72%	0.72%	0.75%	0.74%	0.71%
Interest and fees from borrowings	0.03%	0.04%	0.26%	0.09%	0.03%
Interest and fees on short-term
floating rate notes issued[5]	0.02%	0.03%	0.04%	0.10%	0.21%

Total expenses	0.77%	0.79%	1.05%	0.93%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%	0.79%	1.05%	0.93%	0.95%

Portfolio turnover rate	15%	14%	12%	19%	18%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
58 | LIMITED TERM NEW YORK MUNICIPAL FUND

	Year Ended
	December 30,			Year Ended December 31,
Class B	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.22	$3.25	$2.85	$3.32	$3.40

Income (loss) from investment operations:
Net investment income[2]	.11	.12	.11	.12	.11
Net realized and unrealized gain (loss)	.10	(.03)	.41	(.47)	(.08)

Total from investment operations	.21	.09	.52	(.35)	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.12)	(.12)	(.11)

Net asset value, end of period	$3.31	$3.22	$3.25	$2.85	$3.32

Total Return, at Net Asset Value[3]	6.52%	2.62%	18.39%	(10.90)%	0.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,183	$43,448	$59,451	$90,497	$228,022

Average net assets (in thousands)	$37,587	$49,788	$71,243	$157,158	$272,855

Ratios to average net assets:[4]
Net investment income	3.48%	3.50%	3.64%	3.72%	3.38%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.59%	1.58%	1.66%	1.54%	1.51%
Interest and fees from borrowings	0.03%	0.04%	0.26%	0.09%	0.03%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.03%	0.04%	0.10%	0.21%

Total expenses	1.64%	1.65%	1.96%	1.73%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.64%	1.65%	1.96%	1.73%	1.75%

Portfolio turnover rate	15%	14%	12%	19%	18%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
59 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Year Ended
	December 30,			Year Ended December 31,
Class C	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.21	$3.24	$2.84	$3.31	$3.39

Income (loss) from investment operations:
Net investment income[2]	.12	.12	.12	.12	.11
Net realized and unrealized gain (loss)	.09	(.03)	.40	(.47)	(.08)

Total from investment operations	.21	.09	.52	(.35)	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.12)	(.12)	(.11)

Net asset value, end of period	$3.30	$3.21	$3.24	$2.84	$3.31

Total Return, at Net Asset Value[3]	6.65%	2.74%	18.63%	(10.89)%	0.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,319,078	$1,293,192	$1,137,285	$919,680	$1,052,153

Average net assets (in thousands)	$1,251,673	$1,250,552	$1,021,648	$1,054,502	$1,076,271

Ratios to average net assets:[4]
Net investment income	3.58%	3.59%	3.75%	3.78%	3.40%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.49%	1.48%	1.50%	1.51%	1.49%
Interest and fees from borrowings	0.03%	0.04%	0.26%	0.09%	0.03%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.03%	0.04%	0.10%	0.21%

Total expenses	1.54%	1.55%	1.80%	1.70%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.54%	1.55%	1.80%	1.70%	1.73%

Portfolio turnover rate	15%	14%	12%	19%	18%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
60 | LIMITED TERM NEW YORK MUNICIPAL FUND

Period Ended
December 30,
Class Y	2011[1,2]

Per Share Operating Data
Net asset value, beginning of period	$3.18

Income (loss) from investment operations:
Net investment income[3]	.11
Net realized and unrealized gain	.14

Total from investment operations	.25
Dividends and/or distributions to shareholders:

Dividends from net investment income	(.11)

Net asset value, end of period	$3.32

Total Return, at Net Asset Value[4]	7.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,894

Average net assets (in thousands)	$15,811

Ratios to average net assets:[5]
Net investment income	4.37%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.46%
Interest and fees from borrowings	0.03%
Interest and fees on short-term floating rate notes issued[6]	0.02%

Total expenses	0.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.51%

Portfolio turnover rate	15%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	For the period from March 30, 2011 (inception of offering) to December 30, 2011.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
61 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publically offered on March 30, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since December 30, 2011 represents the last day during the Fund’s 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
62 | LIMITED TERM NEW YORK MUNICIPAL FUND

     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
63 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTE S TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     As of December 30, 2011, the Manager determined the fair valuation of certain municipal bonds based on internally developed cash flow models. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$11,974,685
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond
64 | LIMITED TERM NEW YORK MUNICIPAL FUND

(referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
65 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a
66 | LIMITED TERM NEW YORK MUNICIPAL FUND

daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 30, 2011, the Fund’s maximum exposure under such agreements is estimated at $66,270,000.
     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At December 30, 2011, municipal bond holdings with a value of $143,371,160 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $95,840,000 in short-term floating rate securities issued and outstanding at that date.
At December 30, 2011, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,335,000	NYC GO DRIVERS	11.452%	8/15/23	$4,261,363
3,780,000	NYC GO DRIVERS	11.457	12/1/23	4,945,412
2,240,000	NYC GO ROLs[3]	17.539	4/1/30	3,041,158
7,250,000	NYC GO ROLs[3]	15.286	6/1/23	10,261,070
9,895,000	NYS DA ROLs[3]	21.002	8/15/30	10,646,426
7,085,000	NYS DA ROLs[3]	8.399	7/1/27	9,074,893
5,120,000	SONYMA, Series 29 DRIVERS	16.411	10/1/31	5,300,838

				$47,531,160

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related
67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $95,840,000 or 2.00% of its total assets as of December 30, 2011.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost	$2,530,000
Market Value	$1,820,525
Market Value as a % of Net Assets	0.04%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost
of Securities
and Other
Undistributed	Undistributed	Accumulated	Investments for
Net Investment	Long-Term	Loss	Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$6,612,235	$—	$70,734,707	$49,477,469
68 | LIMITED TERM NEW YORK MUNICIPAL FUND

1.	As of December 30, 2011, the Fund had $70,734,707 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2016	$53,401,694
2017	16,519,543
2018	813,470

Total	$70,734,707

2.	During the fiscal year ended December 30, 2011, the Fund utilized $37,051 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.	During the fiscal year ended December 31, 2010, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended December 30, 2011, $2,090,776 of unused capital loss carryforward expired.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 30, 2011. Net assets of the Fund were unaffected by the reclassifications.

Reduction
	Reduction	to Accumulated
Reduction to	to Accumulated Net	Net Realized
Paid-in Capital	Investment Income	Loss on Investments

$2,090,776	$4,003,801	$6,094,577
The tax character of distributions paid during the years ended December 30, 2011 and December 31, 2010 was as follows:

	Year Ended	Year Ended
	December 30, 2011	December 31, 2010
Distributions paid from:
Exempt-interest dividends	$183,778,302	$177,065,616
Ordinary income	323,421	959,592

Total	$184,101,723	$178,025,208

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,542,455,535	[1]

Gross unrealized appreciation	$112,539,668
Gross unrealized depreciation	(63,062,199)

Net unrealized appreciation	$49,477,469

1.	The Federal tax cost of securities does not include cost of $98,915,496, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended December 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$23,677
Payments Made to Retired Trustees	62,107
Accumulated Liability as of December 30, 2011	627,473
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item,
70 | LIMITED TERM NEW YORK MUNICIPAL FUND

if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 30, 2011[1]		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	182,618,067	$592,543,007	258,957,836	$851,290,493
Dividends and/or distributions reinvested	34,367,172	111,483,662	29,098,141	95,587,964
Redeemed	(205,013,005)	(660,699,235)	(180,902,889)	(592,413,902)

Net increase	11,972,234	$43,327,434	107,153,088	$354,464,555

Class B
Sold	2,051,664	$6,616,372	3,494,253	$11,454,814
Dividends and/or
distributions reinvested	361,025	1,167,087	418,476	1,372,836
Redeemed	(5,296,683)	(17,057,844)	(8,713,849)	(28,566,876)

Net decrease	(2,883,994)	$(9,274,385)	(4,801,120)	$(15,739,226)

Class C
Sold	58,234,097	$188,369,482	103,732,010	$339,374,183
Dividends and/or
distributions reinvested	11,815,668	38,121,281	10,785,313	35,282,911
Redeemed	(73,792,489)	(236,502,062)	(62,531,361)	(204,191,643)

Net increase (decrease)	(3,742,724)	$(10,011,299)	51,985,962	$170,465,451

71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended December 30, 2011[1]		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class Y
Sold	16,898,364	$55,318,703	—	$—
Dividends and/or
distributions reinvested	104,996	346,173	—	—
Redeemed	(462,224)	(1,519,422)	—	—

Net increase	16,541,136	$54,145,454	—	$—

1.	For the year ended December 30, 2011, for Class A, Class B and Class C shares, and for the period from March 30, 2011 (inception of offering) to December 30, 2011, for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$723,856,362	$619,881,728
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 30, 2011, the Fund paid $1,315,512 to the Manager for accounting services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 30, 2011, the Fund paid $1,558,176 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
72 | LIMITED TERM NEW YORK MUNICIPAL FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 30, 2011 were as follows:

Class C	$38,855,922
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

December 30, 2011	$422,408	$136,304	$48,870	$146,830
73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2653% as of December 30, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended December 30, 2011
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equal 0.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of December 30, 2011, the Fund had borrowings outstanding at an interest rate of 0.2653%. Details of the borrowings for the year ended December 30, 2011 are as follows:

Average Daily Loan Balance	$18,745,205
Average Daily Interest Rate	0.215%
Fees Paid	$1,220,095
Interest Paid	$41,224
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended December 30, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right
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NOTES TO FINANCIAL STATEMENTS Continued
6. Reverse Repurchase Agreements Continued

to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the year ended December 30, 2011.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”) . Plaintiffs in these suits allege that they suffered losses as a result of their investments in
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several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Rochester Portfolio Series:
We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund, (one of Funds constituting the Rochester Portfolio Series), including the statement of investments, as of December 30, 2011, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 30, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 30, 2011, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Denver, Colorado
February 21, 2012
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CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of December 30, 2011 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of December 30, 2011 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	2.6%	0.0%	2.6%
AA	25.0	0.4	25.4
A	20.7	0.1	20.8
BBB	42.2	6.0	48.2
BB or lower	1.2	1.8	3.0

Total	91.7%	8.3%	100.0%

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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2012, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2011. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended December 30, 2011 are eligible for the corporate dividend-received deduction. 99.82% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (70.4%), Puerto Rico (28.0%), Guam (0.5%), Virgin Islands (1.1%).
     During 2011, 16.9593% of this tax-exempt income was derived from “private activity bonds”. These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Scott Pulire, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load “other states” short-intermediate municipal debt funds. The Board noted that the Fund’s one-year, five-year and ten-year performance was better than its peer group median and its three-year performance was competitive with its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load “other states” short-intermediate municipal debt funds and California short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
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     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2001) Age: 68	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2005) Age: 71	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965- 1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
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TRUSTEES AND OFFICERS Unaudited / Continued

Matthew P. Fink, Trustee (since 2009) Age: 70	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2009) Age: 73	Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2009) Age: 69	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2009) Age: 59	Board Member of Pulitzer center for Crisis Reporting (non-profit journalism) (since December 2010); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately- held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2009) Age: 66	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of
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Mary Ann Tynan, Continued	Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2009) Age: 70	Director of C-TASC (bio-statistics services) (since 2007); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2009) Age: 63	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the- Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an Interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 53	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited;
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TRUSTEES AND OFFICERS Unaudited / Continued

William F. Glavin, Jr., Continued	Director (May 2004-March 2006) of Babson Capital Management LLC; Non- Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee/Director and 96 portfolios as an officer in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) Age: 48	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager of the Manager (1999-2001). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) Age: 40	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) Age: 39	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (June 2003-December 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) Age: 35	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Manager (October 2006-June 2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) Age: 35	Vice President of the Manager (since January 2011); Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 54	Director of the Rochester Credit Analysis team (since March 2004) and a Vice President of the Manager (since November 1997); headed Rochester’s Credit Analysis team (since May 1993).
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Arthur S. Gabinet, Secretary (since 2011) Age: 53	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 96 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 38	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 61	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 52	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.CALL OPP (225.5677).
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LIMITED TERM NEW YORK MUNICIPAL FUND

A Series of Rochester Portfolio Series

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
©2012 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
91 | LIMITED TERM NEW YORK MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $43,800 in fiscal 2011 and 2010.
(b) Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,619 in fiscal 2011 and $2,895 in fiscal 2010.
The principal accountant for the audit of the registrant’s annual financial statements billed $414,870 in fiscal 2011 and $342,900 in fiscal 2010 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: agreed upon procedures, internal control reviews, surprise exams, attestation and compliance procedures.
(c) Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $900 in fiscal 2011 and $7,000 in fiscal 2010.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d) All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $418,389 in fiscal 2011 and $352,795 in fiscal 2010 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr. Principal Executive Officer

Date: 2/9/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr. Principal Executive Officer

Date: 2/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted Principal Financial Officer

Date: 2/9/2012